Revenue - Disclosure of disaggregation of revenue by primary geographical market and major service lines (Details) - GBP (£) £ in Millions	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total IFRS 15 revenue	£ 17,703	£ 19,070	£ 20,835
Total other revenue	675	780	824
Total revenue from continuing operations	18,378	19,850	21,659
UK Electricity Transmission
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total IFRS 15 revenue	2,294	2,616	1,899
Total other revenue	190	79	47
Total revenue from continuing operations	2,484	2,695	1,946
UK Electricity Distribution
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total IFRS 15 revenue	2,417	1,785	2,028
Total other revenue	4	5	5
Total revenue from continuing operations	2,421	1,790	2,033
UK Electricity System Operator
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total IFRS 15 revenue	1,012	3,753	4,659
Total other revenue	0	0	0
Total revenue from continuing operations	1,012	3,753	4,659
New England
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total IFRS 15 revenue	4,287	3,867	4,374
Total other revenue	19	81	53
Total revenue from continuing operations	4,306	3,948	4,427
New York
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total IFRS 15 revenue	6,639	6,008	6,953
Total other revenue	50	86	41
Total revenue from continuing operations	6,689	6,094	6,994
National Grid Ventures
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total IFRS 15 revenue	1,050	1,037	922
Total other revenue	300	295	361
Total revenue from continuing operations	1,350	1,332	1,283
Other
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total IFRS 15 revenue	4	4	0
Total other revenue	112	234	317
Total revenue from continuing operations	116	238	317
UK
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total IFRS 15 revenue	6,613	9,033	9,385
Total other revenue	94	30	226
Total revenue from continuing operations	6,707	9,063	9,611
UK | UK Electricity Transmission
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total IFRS 15 revenue	2,294	2,616	1,899
Total other revenue	190	79	47
UK | UK Electricity Distribution
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total IFRS 15 revenue	2,417	1,785	2,028
Total other revenue	4	5	5
UK | UK Electricity System Operator
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total IFRS 15 revenue	1,012	3,753	4,659
Total other revenue	0	0	0
UK | New England
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total IFRS 15 revenue	0	0	0
Total other revenue	0	0	0
UK | New York
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total IFRS 15 revenue	0	0	0
Total other revenue	0	0	0
UK | National Grid Ventures
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total IFRS 15 revenue	889	878	799
Total other revenue	(111)	(76)	(31)
UK | Other
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total IFRS 15 revenue	1	1	0
Total other revenue	11	22	205
US
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total IFRS 15 revenue	11,090	10,037	11,450
Total other revenue	581	750	598
Total revenue from continuing operations	11,671	10,787	12,048
US | UK Electricity Transmission
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total IFRS 15 revenue	0	0	0
Total other revenue	0	0	0
US | UK Electricity Distribution
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total IFRS 15 revenue	0	0	0
Total other revenue	0	0	0
US | UK Electricity System Operator
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total IFRS 15 revenue	0	0	0
Total other revenue	0	0	0
US | New England
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total IFRS 15 revenue	4,287	3,867	4,374
Total other revenue	19	81	53
US | New York
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total IFRS 15 revenue	6,639	6,008	6,953
Total other revenue	50	86	41
US | National Grid Ventures
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total IFRS 15 revenue	161	159	123
Total other revenue	411	371	392
US | Other
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total IFRS 15 revenue	3	3	0
Total other revenue	101	212	112
Transmission
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total IFRS 15 revenue	3,528	4,016	3,404
Transmission | UK Electricity Transmission
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total IFRS 15 revenue	2,265	2,591	1,868
Transmission | UK Electricity Distribution
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total IFRS 15 revenue	0	0	0
Transmission | UK Electricity System Operator
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total IFRS 15 revenue	46	(10)	126
Transmission | New England
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total IFRS 15 revenue	85	73	52
Transmission | New York
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total IFRS 15 revenue	252	493	567
Transmission | National Grid Ventures
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total IFRS 15 revenue	879	869	791
Transmission | Other
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total IFRS 15 revenue	1	0	0
Distribution
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total IFRS 15 revenue	12,891	10,998	12,638
Distribution | UK Electricity Transmission
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total IFRS 15 revenue	0	0	0
Distribution | UK Electricity Distribution
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total IFRS 15 revenue	2,327	1,712	1,951
Distribution | UK Electricity System Operator
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total IFRS 15 revenue	0	0	0
Distribution | New England
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total IFRS 15 revenue	4,193	3,786	4,314
Distribution | New York
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total IFRS 15 revenue	6,371	5,500	6,373
Distribution | National Grid Ventures
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total IFRS 15 revenue	0	0	0
Distribution | Other
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total IFRS 15 revenue	0	0	0
System Operator
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total IFRS 15 revenue	966	3,763	4,533
System Operator | UK Electricity Transmission
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total IFRS 15 revenue	0	0	0
System Operator | UK Electricity Distribution
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total IFRS 15 revenue	0	0	0
System Operator | UK Electricity System Operator
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total IFRS 15 revenue	966	3,763	4,533
System Operator | New England
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total IFRS 15 revenue	0	0	0
System Operator | New York
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total IFRS 15 revenue	0	0	0
System Operator | National Grid Ventures
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total IFRS 15 revenue	0	0	0
System Operator | Other
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total IFRS 15 revenue	0	0	0
Generation
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total other revenue	384	360	394
Generation | UK Electricity Transmission
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total other revenue	0	0	0
Generation | UK Electricity Distribution
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total other revenue	0	0	0
Generation | UK Electricity System Operator
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total other revenue	0	0	0
Generation | New England
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total other revenue	0	0	0
Generation | New York
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total other revenue	0	0	0
Generation | National Grid Ventures
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total other revenue	384	360	394
Generation | Other
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total other revenue	0	0	0
Other
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total IFRS 15 revenue	318	293	260
Total other revenue	291	420	430
Other | UK Electricity Transmission
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total IFRS 15 revenue	29	25	31
Total other revenue	190	79	47
Other | UK Electricity Distribution
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total IFRS 15 revenue	90	73	77
Total other revenue	4	5	5
Other | UK Electricity System Operator
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total IFRS 15 revenue	0	0	0
Total other revenue	0	0	0
Other | New England
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total IFRS 15 revenue	9	8	8
Total other revenue	19	81	53
Other | New York
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total IFRS 15 revenue	16	15	13
Total other revenue	50	86	41
Other | National Grid Ventures
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total IFRS 15 revenue	171	168	131
Total other revenue	(84)	(65)	(33)
Other | Other
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total IFRS 15 revenue	3	4	0
Total other revenue	£ 112	£ 234	£ 317